CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 11	$ 52
Trade receivables, net of provision of nil and $3,073 for 2017 and 2016, respectively.	149	149
Inventories	4	235
Deferred charges - current portion		1
Prepayments and other	155	158
Guarantee Deposit	192	189
Other Current Assets	25	25
Total current assets	536	809
Vessels, net	2,009	2,122
Total assets	2,545	2,931
CURRENT LIABILITIES:
Accounts payable	7,412	8,127
Convertible notes, net	853	1,558
Derivative liability	1,624
Accrued liabilities	9,985	7,134
Due to related party	3,280	2,107
Bank loans - current portion	17,598	17,598
Total current liabilities	40,752	36,524
Total liabilities	40,752	36,524
Commitments and Contingencies
SHAREHOLDERS' (DEFICIT) EQUITY:
Preferred Stock, $0.001 par value; 5,000,000 shares authorized, Series D Convertible Preferred Stock, $0.001 par value, 250,000 shares designated, 8,160 issued and outstanding at December 31, 2017 and December 31, 2016.
Common stock, $0.001 par value; 10,000,000,000 shares authorized, 798,423 and 34 shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively.	1
Additional paid-in capital	227,298	224,792
Accumulated deficit	(265,506)	(258,385)
Total shareholders' (deficit) equity	(38,207)	(33,593)
Total liabilities and shareholders' (deficit) equity	$ 2,545	$ 2,931